Shareholders’ Equity	12 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
Shareholders’ equity

Note 19 — Shareholders’ equity

Ordinary shares

GCL Global was established under the laws of Cayman Islands on September 8, 2023, and authorized to issue 500,000,000 shares with a par value of $$0.0001. On February 13, 2024, the Company completed its Reorganization under GCL Global with a sequential two-step transaction (see Note 1). On February 13, 2025, the Company completed its reverse recapitalization under Pubco through consummating the Business Combination contemplated by the Merger Agreement (See Note 3). All of the outstanding ordinary shares is presented on the basis as if the reverse recapitalization under Pubco became effective as of the beginning of the first period presented on April 1, 2022. The shares and corresponding capital amounts and all per share data related to GCL Global’s outstanding ordinary shares prior to the Reverse Recapitalization in the accompanying consolidated financial statements have been retroactively adjusted using the Exchange Ratio of 1 for 4.0536.

Private Placement

On September 3, 2025, the Company issued 625,000 ordinary shares in connection with a private placement pursuant to a subscription agreement entered into with an accredited investor. Under the subscription agreement, the investor subscribed for the ordinary shares at a purchase price of $4.00 per share for a total consideration of $2,500,000.

Settlement of Mezzanine Equity

On February 13, 2025, 217,724 ordinary shares were reclassified from mezzanine equity to permanent equity in connection with the settlement of the Tranche 1 share consideration related to the acquisition of Martiangear.

Settlement of Contingent Consideration from 2Game Acquisition

At the closing of the Business Combination, the Company collectively issued an additional 1,059,628 ordinary shares to the minority shareholders of 2Game to settle tranche 2 of the contingent consideration in connection with the 2Game acquisition. On October 15, 2025, the Company’s Compensation Committee recommended, and the Board approved of, a one-time grant of 547,183 ordinary shares under its Equity Incentive Plan to the three 2Game directors who are also the minority shareholders of 2Game in recognition of their continued contributions to 2Game.As of March 31, 2026, all contingent consideration in connection with the 2Game acquisition has been settled. (See Note 4).

Conversion of convertible notes

On February 13, 2025, convertible notes issued under the Note Purchase Agreements with an aggregate principal amount of $33,025,000 were converted into 7,338,887 ordinary shares of the Company. In addition, 2,201,665 ordinary shares of the Company were issued and placed into an escrow account for three years as bonus shares (see Note 16).

During the year ended March 31, 2026, an aggregate principal amount of $1,278,999 of the Company’s convertible notes, together with the derivative liability associated with the conversion feature of $1,502,937 and accrued interest payable of $10,041 were converted into 2,645,024 ordinary shares of the Company (see Note 16).

Release of Bonus Shares from Escrow

Pursuant to the Note Purchase Agreements (Note 4), 2,201,665 Bonus Shares were issued and placed into an escrow account upon the closing of the Business Combination. On March 26, 2026, all 2,201,665 Bonus Shares were released from escrow upon satisfaction of the applicable release conditions under the Note Purchase Agreements.

Stock based compensation

-	Consultancy Agreements

On November 8, 2022, the Company entered into two separate SPAC listing consultancy agreements (collectively, the “Consultancy Agreements”) with two third-party consultants (the “Consultants”) to assist in facilitating the Business Combination. Pursuant to the Consultancy Agreements, the Company agreed to compensate the Consultants an aggregate amount of $20,000,000, payable, at the sole discretion of the Company, in either cash or equity upon the closing of the Business Combination. On February 13, 2025, upon the closing of the Business Combination, the Company elected to settle the obligation by issuing an aggregate of 2,000,000 ordinary shares to the Consultants.

Because the services provided by the Consultants were directly related to the Business Combination and contingent upon its successful closing, the Company determined that the associated stock-based compensation should be accounted for as a direct and incremental cost of the transaction. Accordingly, the fair value of the shares issued was recorded as a reduction to additional paid-in capital in accordance with ASC 340-10-S99-1, “Expenses of Offering.”

-	Marketing Services Agreement

On April 28, 2025, the Company entered into a marketing services agreement with Outside The Box Capital Inc.(“Marketing Consultant”) to provide investor awareness and marketing support services for a six-month period ending October 28, 2025. The services included strategic planning, distribution of Company-approved messaging across various digital and social media platforms, and content creation to enhance investor engagement, and expressly exclude investor solicitation, securities transactions, or broker-dealer activities. In consideration for the services, the Company agreed to pay cash compensation of $50,000 and issued ordinary shares with a value of $100,000, with the number of shares determined based on the volume-weighted average price of the Company’s ordinary shares over the ten trading days immediately preceding the date of the agreement. On June 26, 2025, the Company issued 41,853 ordinary shares to the Marketing Consultant in satisfaction of the equity portion of the consideration.

Reverse Recapitalization

On February 13, 2025, upon the consummation of the Business Combination, the Company issued an aggregate total of 6,276,394 ordinary shares to RFAC Sponsor, RFAC public shareholders, Early Bird Capital and certain investors designated by RFAC Sponsor.

The following table presents the number of the Company’s ordinary shares issued upon the Reverse Recapitalization:

Ordinary Share
RFAC’s ordinary shares outstanding prior to Reverse Recapitalization	3,126,396
Ordinary shares issued at the Closing as an incentive to certain investors designated by RFAC Sponsor in connection with Transaction Financing	2,000,000
Conversion of RFAC rights	1,149,998
Total shares issued upon the Reverse Recapitalization	6,276,394

Recognition of non-controlling interests from acquisition of subsidiaries

-	Non-controlling interest in Martiangear

On December 12, 2024, Titan Digital sold its entire equity interest in Martiangear to GCL Global SG for total consideration of SGD10. As a result, the Company increased its equity interest in Martiangear to 100% and derecognized $44,134 of non-controlling interest, while the same amount was recorded as a decrease to additional paid-in capital.

-	Non-controlling interest in 2Game

On March 19, 2025, GCL Global SG acquired an additional 10% equity interest in 2Game for total cash consideration of $1,200,000. As a result, GCL Global SG increased its ownership interest in 2Game from 51% to 61%, and $782,828 of non-controlling interest was derecognized. The difference of $148,013 was recorded as a decrease to additional paid-in capital. In addition, the Company recognized a derivative asset related to a contractual buy-back option and obligation (“Buy-Back Feature”) embedded in the agreement. Under the terms of the agreement, the Company has the sole discretion to exercise the buy-back option or may enforce a buy-back obligation requiring the minority shareholders of 2Game to repurchase the acquired shares at a specified premium if certain financial targets are not met within the twelve months ended March 31, 2026. In accordance with ASC 815-40 “Derivatives and Hedging,” the Company determined that the Buy-Back Feature met the definition of a derivative, and therefore need to bifurcate and separately accounted for. As a result, the Buy-Back feature is recognized as a derivative asset, measured initially and subsequently at fair value, with changes in fair value recognized in the statements of operations and comprehensive loss in each reporting period until the obligation is settled or expires.

As of March 31, 2026, the fair value of the Buy-Back Feature was estimated using a forward pricing model, with the underlying equity value determined using a discounted cash flow ("DCF") analysis. As of the valuation date, the Company had not achieved the specified performance targets; therefore, the Buyback Obligation was valued based on the contractual repurchase terms, using the forward pricing model and market-based inputs, including the risk-free interest rate and the remaining contractual term.

As of March 31, 2025, the valuation of fair value of the Buy-Back Feature was performed using a weighted average probability scenario analysis, incorporating two mutually exclusive outcomes: (i) if the performance targets are not met, the fair value was calculated using a forward pricing model; and (ii) if the performance targets are met, the fair value was estimated using the Black-Scholes option pricing model. A probability of 50% was assigned to each scenario.

As of March 31, 2026, the fair value of the Buy-Back Feature was determined to be $326,766. Key assumptions included a risk-free rate of 3.5% to 3.85%, 0.5 year to 1.5 year time to expiration, and a volatility estimate of approximately 57%. As of March 31, 2025, the fair value of the Buy-Back Feature was determined to be $269,119. Key assumptions included a risk-free rate of 4.11%, a one-year time to expiration, and a volatility estimate of approximately 58%. Since the closing date of the transaction (March 19, 2025) is near the valuation date (March 31, 2025), the fair value at initial recognition and at period-end were deemed to be similar, and therefore, no change in fair value was recorded. The resulting valuation reflects Level 3 inputs under the fair value hierarchy due to the use of significant unobservable assumptions.

All adjustments to additional paid-in capital were made in accordance with ASC 810-10-45-23, “Change in a parent’s ownership interest in a subsidiary,” as there was no change in control.

-	Non-controlling interest in Ban Leong

Subsequent to the acquisition date of the Ban Leong acquisition, the remaining portion of the total offer consideration was utilized to acquire the remaining equity interests in Ban Leong as additional acceptances were received, for an aggregate cash consideration of $24,806,735. (See Note 4)

-	Non-controlling interest in 4Divinity SG

On October 13, 2025, January 15, 2026 and March 5, 2026, the Company’s subsidiary, 4Divinity SG, entered into share subscription agreements with an accredited investor, pursuant to which the investor subscribed for 5,200,000 newly issued ordinary shares at a subscription price of $2.50 per share and additional newly issued ordinary shares at a subscription price of $2.75 per share, for total gross proceeds of $23,000,000. Upon completion of the share subscriptions, the accredited investor obtained an 8.1% non-controlling equity interest in 4Divinity SG. As of March 31, 2026, the Company had received the full subscription proceeds of $23,000,000. The issuance of the additional shares was accounted for as an equity transaction in accordance with ASC 810-10-45-23, as the Company retained control of 4Divinity SG. Accordingly, the carrying amount of non-controlling interest was adjusted by $1,988,875 to reflect the change in ownership interest. The excess of the consideration received of $23,000,000 over the adjustment to the non-controlling interest of $1,988,875, amounting to $21,011,125, was recognized in additional paid-in capital.

Public and Private Placement Warrant (“Warrant”)

In connection with the reverse recapitalization, the Company assumed 16,500,000. Warrants outstanding from RFAC, consisting of 11,500,000 Public Warrants and 5,000,000 Private Placement Warrants. Both the Public Warrants and Private Placement Warrants met the criteria for equity classification. As the fair value of the Warrants increased upon replacement in connection with the Business Combination, the Company recognized $12,014 as a deemed dividend paid to the warrant holders.

Warrants may only be exercised for a whole number of shares at an exercise price of $11.50 per share. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The Warrants will become exercisable 30 days after the consummation of a Business Combination. The Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may redeem the Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	at any time after the warrants become exercisable;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, and recapitalizations) for any 20 trading days within a 30-trading day period commencing at any time after the warrants become exercisable and ending on the third trading day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the Ordinary shares underlying such warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of Ordinary share issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, except as described below, the warrants will not be adjusted for issuance of Ordinary share at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

In addition, if (x) the Company issues additional shares of Ordinary share or equity-linked securities, for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor, our initial stockholders or such affiliates, without taking into account any founder shares held by the Sponsor, initial stockholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Ordinary share during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value or the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value or the Newly Issued Price.

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price		Average Remaining Contractual Life
March 31, 2024	-	-		$-	-
Granted	16,500,000	16,500,000		$11.50	5.00
Forfeited	-	-		$-	-
Exercised	-	-		$-	-
March 31, 2025	16,500,000	16,500,000		$11.50	4.87
Granted	-	-	$
Forfeited	-	-		$-	-
Exercised	-	-		$-	-
March 31, 2026	16,500,000	16,500,000		$11.50	3.87